Right of Use Assets - Reconciliation of Changes of the Right of Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	$ 95	$ 141
Additions	40	1
Acquisitions		13
Depreciation	(11)	(11)
Disposal of assets		(41)
Transfers		(8)
Change in foreign exchange rates	2
Right-of-use assets, ending balance	126	95
Land
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	68	58
Additions	36	0
Acquisitions		13
Depreciation	(4)	(3)
Disposal of assets		0
Transfers		0
Change in foreign exchange rates	2
Right-of-use assets, ending balance	102	68
Buildings
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	20	24
Additions	0	1
Acquisitions		0
Depreciation	(5)	(5)
Disposal of assets		0
Transfers		0
Change in foreign exchange rates	0
Right-of-use assets, ending balance	15	20
Vehicles
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	1	1
Additions	1	0
Acquisitions		0
Depreciation	0	0
Disposal of assets		0
Transfers		0
Change in foreign exchange rates	0
Right-of-use assets, ending balance	2	1
Equipment
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	6	16
Additions	3	0
Acquisitions		0
Depreciation	(2)	(2)
Disposal of assets		0
Transfers		(8)
Change in foreign exchange rates	0
Right-of-use assets, ending balance	7	6
Pipeline
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	0	42
Additions	0	0
Acquisitions		0
Depreciation	0	(1)
Disposal of assets		(41)
Transfers		0
Change in foreign exchange rates	0
Right-of-use assets, ending balance	$ 0	$ 0